Summary of Significant Accounting Policies - Contract acquisition costs (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Deferred asset	$ 2.3	$ 0.5	$ 2.7
Amortized commissions	$ 0.1	$ 0.1